Quarterly Holdings Report
for
Fidelity Freedom® 2050 Fund
December 31, 2023
F50-NPRT3-0224
1.843411.117
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.27% to 5.4% 1/25/24 to 3/28/24 (b) (Cost $30,081,387)	30,210,000	30,086,646

Domestic Equity Funds - 49.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	28,536,438	307,337,439
Fidelity Series Blue Chip Growth Fund (c)	54,596,036	852,790,079
Fidelity Series Commodity Strategy Fund (c)	1,208,977	111,987,520
Fidelity Series Growth Company Fund (c)	81,767,767	1,592,018,421
Fidelity Series Intrinsic Opportunities Fund (c)	29,285,334	317,160,169
Fidelity Series Large Cap Stock Fund (c)	76,591,537	1,496,598,627
Fidelity Series Large Cap Value Index Fund (c)	31,846,711	468,783,584
Fidelity Series Opportunistic Insights Fund (c)	49,874,971	940,641,962
Fidelity Series Small Cap Core Fund (c)	226,360	2,546,555
Fidelity Series Small Cap Discovery Fund (c)	11,596,976	135,452,682
Fidelity Series Small Cap Opportunities Fund (c)	34,584,042	480,718,184
Fidelity Series Stock Selector Large Cap Value Fund (c)	80,129,505	1,046,491,333
Fidelity Series Value Discovery Fund (c)	62,358,263	927,890,959
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,881,464,530)		8,680,417,514

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	33,264,745	488,659,103
Fidelity Series Emerging Markets Fund (c)	56,132,689	474,882,553
Fidelity Series Emerging Markets Opportunities Fund (c)	109,714,489	1,901,352,086
Fidelity Series International Growth Fund (c)	80,761,162	1,383,438,698
Fidelity Series International Small Cap Fund (c)	16,050,052	272,208,890
Fidelity Series International Value Fund (c)	118,092,022	1,378,133,893
Fidelity Series Overseas Fund (c)	106,142,157	1,376,663,777
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,337,648,953)		7,275,339,000

Bond Funds - 7.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,791,087	13,719,730
Fidelity Series Emerging Markets Debt Fund (c)	11,122,113	86,196,377
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	2,998,658	28,097,427
Fidelity Series Floating Rate High Income Fund (c)	1,723,452	15,562,774
Fidelity Series High Income Fund (c)	10,425,267	87,676,497
Fidelity Series International Credit Fund (c)	622,874	4,970,533
Fidelity Series Investment Grade Bond Fund (c)	1,261,153	12,737,646
Fidelity Series Long-Term Treasury Bond Index Fund (c)	170,204,370	997,397,609
Fidelity Series Real Estate Income Fund (c)	1,765,967	16,759,025
TOTAL BOND FUNDS (Cost $1,567,484,834)		1,263,117,618

Short-Term Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	41,135,245	41,143,472
Fidelity Series Government Money Market Fund 5.43% (c)(e)	215,700,515	215,700,515
Fidelity Series Short-Term Credit Fund (c)	127,483	1,255,705
TOTAL SHORT-TERM FUNDS (Cost $258,065,773)		258,099,692

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $15,074,745,477)	17,507,060,470
NET OTHER ASSETS (LIABILITIES) - 0.0%	118,987
NET ASSETS - 100.0%	17,507,179,457

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,508	Mar 2024	396,020,313	12,516,363	12,516,363
CBOT 5-Year U.S. Treasury Note Contracts (United States)	5,587	Mar 2024	607,717,195	13,117,573	13,117,573
CBOT Long Term U.S. Treasury Bond Contracts (United States)	703	Mar 2024	87,831,063	6,390,566	6,390,566

TOTAL PURCHASED					32,024,502

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	575	Mar 2024	138,575,000	(4,600,753)	(4,600,753)
ICE MSCI EAFE Index Contracts (United States)	86	Mar 2024	9,685,320	(27,551)	(27,551)
ICE MSCI Emerging Markets Index Contracts (United States)	2,430	Mar 2024	125,594,550	(5,545,693)	(5,545,693)

TOTAL SOLD					(10,173,997)

TOTAL FUTURES CONTRACTS					21,850,505
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $30,086,646.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	28,072,175	297,221,583	284,150,286	1,056,547	-	-	41,143,472	0.1%
Total	28,072,175	297,221,583	284,150,286	1,056,547	-	-	41,143,472

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	14,024,642	1,336,014	935,858	441,379	(10,437)	(694,631)	13,719,730
Fidelity Series All-Sector Equity Fund	276,950,778	30,414,198	38,310,990	14,279,281	80,500	38,202,953	307,337,439
Fidelity Series Blue Chip Growth Fund	762,756,352	66,000,291	192,430,817	4,650,282	11,274,354	205,189,899	852,790,079
Fidelity Series Canada Fund	450,738,101	68,491,028	64,456,609	16,082,480	7,758,353	26,128,230	488,659,103
Fidelity Series Commodity Strategy Fund	108,063,895	25,972,992	14,557,133	4,957,968	(3,057,444)	(4,434,790)	111,987,520
Fidelity Series Emerging Markets Debt Fund	76,680,582	9,985,776	4,923,110	3,869,717	(21,589)	4,474,718	86,196,377
Fidelity Series Emerging Markets Debt Local Currency Fund	26,169,689	2,895,927	1,697,415	1,376,401	14,488	714,738	28,097,427
Fidelity Series Emerging Markets Fund	272,359,436	199,882,393	14,374,874	11,208,405	709,252	16,306,346	474,882,553
Fidelity Series Emerging Markets Opportunities Fund	1,849,415,669	113,629,620	160,806,307	52,284,317	3,798,095	95,315,009	1,901,352,086
Fidelity Series Floating Rate High Income Fund	14,271,894	2,004,701	976,545	1,110,706	9,001	253,723	15,562,774
Fidelity Series Government Money Market Fund 5.43%	155,699,825	105,905,486	45,904,796	7,042,033	-	-	215,700,515
Fidelity Series Growth Company Fund	1,422,982,835	171,193,102	313,333,367	48,617,718	3,959,282	307,216,569	1,592,018,421
Fidelity Series High Income Fund	77,096,486	13,016,121	4,876,641	4,030,870	48,550	2,391,981	87,676,497
Fidelity Series International Credit Fund	4,792,560	180,642	128,261	180,642	2,278	123,314	4,970,533
Fidelity Series International Growth Fund	1,191,028,847	171,278,711	87,891,649	17,475,605	15,656,467	93,366,322	1,383,438,698
Fidelity Series International Small Cap Fund	325,148,784	28,433,972	90,667,823	9,068,038	(15,301,137)	24,595,094	272,208,890
Fidelity Series International Value Fund	1,187,901,813	194,632,072	126,332,263	43,529,880	11,812,219	110,120,052	1,378,133,893
Fidelity Series Intrinsic Opportunities Fund	287,263,839	88,553,380	41,862,540	64,422,930	(2,527,693)	(14,266,817)	317,160,169
Fidelity Series Investment Grade Bond Fund	3,801,274	9,055,624	647,563	192,136	772	527,539	12,737,646
Fidelity Series Large Cap Stock Fund	1,336,170,638	163,672,281	147,445,226	76,459,263	20,381,148	123,819,786	1,496,598,627
Fidelity Series Large Cap Value Index Fund	418,597,387	60,685,275	37,194,391	18,609,654	3,884,376	22,810,937	468,783,584
Fidelity Series Long-Term Treasury Bond Index Fund	896,596,873	215,825,881	68,754,947	22,327,690	(356,670)	(45,913,528)	997,397,609
Fidelity Series Opportunistic Insights Fund	847,968,876	57,198,612	133,221,236	9,571,990	(974,914)	169,670,624	940,641,962
Fidelity Series Overseas Fund	1,189,866,438	176,062,986	92,695,794	22,232,670	10,854,773	92,575,374	1,376,663,777
Fidelity Series Real Estate Income Fund	23,927,903	2,542,564	9,749,884	1,197,615	(875,553)	913,995	16,759,025
Fidelity Series Short-Term Credit Fund	1,121,732	141,935	33,095	27,171	850	24,283	1,255,705
Fidelity Series Small Cap Core Fund	-	2,435,291	240,513	40,895	23,554	328,223	2,546,555
Fidelity Series Small Cap Discovery Fund	121,843,647	21,034,338	23,558,864	4,033,587	1,242,217	14,891,344	135,452,682
Fidelity Series Small Cap Opportunities Fund	409,803,131	56,549,672	45,270,354	4,593,490	2,599,606	57,036,129	480,718,184
Fidelity Series Stock Selector Large Cap Value Fund	932,961,925	130,814,074	99,312,529	47,264,089	7,029,379	74,998,484	1,046,491,333
Fidelity Series Value Discovery Fund	832,483,897	147,571,198	82,047,225	42,682,242	5,955,103	23,927,986	927,890,959
	15,518,489,748	2,337,396,157	1,944,638,619	553,861,144	83,969,180	1,440,613,886	17,435,830,352

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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